Employment cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total employee benefit cost was as follows:
Short term benefits	$ 75,507	$ 71,453	$ 50,199
Pension contributions	13,665	11,460	5,104
Share-based payments	21,993	23,891	22,943
Total	$ 111,165	$ 106,804	$ 78,246